As filed with the Securities and Exchange Commission on or about April 29, 2005
                                        Registration No. 333-15881 and 811-07917
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                                  -------------

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. ___

                         Post-Effective Amendment No. 17                     /X/

                                     and/or

                             REGISTRATION STATEMENT
                    Under the Investment Company Act of 1940

                                Amendment No. 18                             /X/

                        WILSHIRE VARIABLE INSURANCE TRUST
               (Exact Name of Registrant as Specified in Charter)

                          1299 OCEAN AVENUE, SUITE 700
                         SANTA MONICA, CALIFORNIA 90401
          (Address of Principal Executive Offices, including Zip Code)

       Registrant's Telephone Number, Including Area Code: (310) 451-3051

(Name and Address of Agent for Service)                  Copy to:

           LAWRENCE DAVANZO                          CATHY G. O'KELLY
 C/O WILSHIRE ASSOCIATES INCORPORATED    VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
     1299 OCEAN AVENUE, SUITE 700                222 NORTH LASALLE STREET
    SANTA MONICA, CALIFORNIA 90401               CHICAGO, ILLINOIS 60601

It is proposed that this filing will become effective (check appropriate box)

/ /     immediately upon filing pursuant to paragraph (b); or
/X/     on May 2, 2005 pursuant to paragraph (b); or
/ /     60 days after filing pursuant to paragraph (a)(1); or
/ /     on (date) pursuant to paragraph (a)(1); or
/ /     75 days after filing pursuant to paragraph (a)(2); or
/ /     on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         This Post-Effective Amendment to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed on February 28, 2005.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, and State of California, on the 29th day of April, 2005.

                                          WILSHIRE VARIABLE INSURANCE TRUST

                                          By: /s/ LAWRENCE E. DAVANZO
                                                  ------------------------------
                                                  Lawrence E. Davanzo, President

         Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below on April 29, 2005 on behalf of the following persons in the capacities indicated.

Signature                          Title
---------                          -----

/s/ LAWRENCE E. DAVANZO
-----------------------
Lawrence E. Davanzo                President (Principal Executive Officer) and
                                   Trustee

/s/ ALEX CHALOFF
-----------------------
Alex Chaloff                       Treasurer (Principal Financial and Accounting
                                   Officer)

/s/ ROGER A. FORMISANO*
-----------------------
Roger A. Formisano                 Trustee

/s/ CYNTHIA A. HARGADON*
-----------------------
Cynthia A. Hargadon                Trustee

/s/ RICHARD A. HOLT*
-----------------------
Richard A. Holt                    Trustee

/s/ HARRIET A. RUSSELL*
-----------------------
Harriet A. Russell                 Trustee

/s/ GEORGE J. ZOCK*
-----------------------
George J. Zock                     Trustee


*Lawrence E. Davanzo signs this document pursuant to powers of attorney previously filed.

By: /s/ LAWRENCE E. DAVANZO
    -----------------------------------------
        Lawrence E. Davanzo, Attorney-in-Fact